Climate change and energy transition - Additional Information 3 (Details) $ in Millions	12 Months Ended									84 Months Ended
	Dec. 31, 2050 $ / t	Dec. 31, 2040 $ / t	Dec. 31, 2035 $ / t	Dec. 31, 2033 USD ($)	Dec. 31, 2030 $ / t	Dec. 31, 2025 $ / t	Dec. 31, 2024 USD ($) $ / t	Dec. 31, 2023 USD ($) $ / Tonne $ / Boe	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) numberOfRefineries	Dec. 31, 2016 USD ($) refinery
Disclosure of Climate Change and Energy Transition [Line Items]
Capital expenditure, renewable power								$ 5,000	$ 4,000
Property, plant and equipment								194,835	198,642	$ 194,835
Number of assets | refinery											15
Number of refineries assumed | numberOfRefineries										2
Number of closed refineries | numberOfRefineries										9
Other assets								$ 13,000		$ 13,000
Chemical margin, per crude oil barrel | $ / Boe								252
Cash flow projection period								20 years
Reasonably possible decrease in long-term chemical margin assumptions, per crude oil barrel | $ / Boe								30
Reasonably possible increase in long-term chemical margin assumptions, per crude oil barrel | $ / Boe								30
Impairment loss due to reasonably possible increase in long-term chemical margin assumptions								$ 2,000
Refining margin (USD per BBL) | $ / Boe								7.6
Decrease in long-term refining margin assumptions (USD per BBL) | $ / Boe								1
Increase in long-term refining margin assumptions (USD per BBL) | $ / Boe								1
Top of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment reversal due to decrease in long-term chemical margin assumptions								$ 0
Impairment loss due to increase in long-term refining margin assumptions								2,000
Impairment reversal due to decrease in long-term refining margin assumptions								1,000
Bottom of range
Disclosure of Climate Change and Energy Transition [Line Items]
Impairment loss due to increase in long-term refining margin assumptions								$ 1,000
2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								43.00%
2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								7.00%
2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								1.00%
Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 6,000		6,000	$ 10,000
PPE other than refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								38,000		38,000
Chemicals segment
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								25,000		25,000
Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								57,700	60,800	57,700
Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								70,900	74,500	70,900
Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 36,900	38,100	36,900
Chemicals and Products | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment									6,000
Useful lives of tangible assets								20 years
Trading and Supply
Disclosure of Climate Change and Energy Transition [Line Items]
Other assets								$ 8,000		8,000
Oil Products
Disclosure of Climate Change and Energy Transition [Line Items]
Other assets								$ 3,000		3,000
Oil Products | 2030
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								82.00%
Oil Products | 2040
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								57.00%
Oil Products | 2050
Disclosure of Climate Change and Energy Transition [Line Items]
Proportion of SEC proved reserve								32.00%
Pennsylvania | Chemicals segment
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 15,000		15,000
Minimum | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets								4 years
Maximum | Refineries
Disclosure of Climate Change and Energy Transition [Line Items]
Useful lives of tangible assets								11 years
Shell mid-price | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 72,000	75,000	72,000
Shell mid-price | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 84,000	88,000	84,000
Shell mid-price | Norway
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								220
Shell mid-price | The Netherlands
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								220
Shell mid-price | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								100
Shell mid-price | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								200
IEA NZE 2050 | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								$ 72,000	75,000	72,000
IEA NZE 2050 | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								84,000	88,000	84,000
IEA NZE 2050 | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Property, plant and equipment								44,000		44,000
IEA NZE 2050 | Minimum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								2,000	2,000	2,000
IEA NZE 2050 | Minimum | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								3,000		3,000
IEA NZE 2050 | Maximum | Integrated Gas
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								4,000	$ 5,000	4,000
IEA NZE 2050 | Maximum | Upstream
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								1,000		1,000
IEA NZE 2050 | Maximum | Chemicals and Products
Disclosure of Climate Change and Energy Transition [Line Items]
Recoverable amount								$ 4,000		$ 4,000
Forecast
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon emission expense				$ 4,000			$ 1,000
Forecast | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / t	170	148	136		125	87	96
Forecast | Shell mid-price | Minimum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								125
Forecast | Shell mid-price | Maximum
Disclosure of Climate Change and Energy Transition [Line Items]
Carbon cost forecast (per tonne) | $ / Tonne								170